Leases - Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022 (excluding the nine months ended September 30, 2022)	$ 1,165
2023	4,707	$ 3,629
2024	3,453	3,647
2025	3,187	2,728
2026	2,610	2,281
2026 and thereafter	4,354
Total undiscounted lease liabilities	19,476	14,192
Less: imputed interest	(2,790)	(1,459)
Net lease liabilities	16,686	$ 12,733	$ 100
Finance Leases
2022 (excluding the nine months ended September 30, 2022)	114
2023	409
2024	409
2025	409
2026	282
2026 and thereafter	160
Total undiscounted lease liabilities	1,783
Less: imputed interest	(182)
Net lease liabilities	1,601
Total
2022 (excluding the nine months ended September 30, 2022)	1,279
2023	5,116
2024	3,862
2025	3,596
2026	2,892
2026 and thereafter	4,514
Total undiscounted lease liabilities	21,259
Less: imputed interest	(2,972)
Net lease liabilities	$ 18,287